BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (Narrative 2) (Details) - Class A Ordinary shares - $ / shares		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Ordinary shares, par value per share		$ 0.00005	$ 0.00005	$ 0.00005
Blockchain Alliance Technologies
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Number of shares issued for acquisition	44,353,435
Ordinary shares, par value per share	$ 0.00005
Blockchain Alliance Technologies | if the BTC.com Pool Businesses records net operating profit | Maximum
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Number of shares issued for acquisition		22,176,718
Blockchain Alliance Technologies | if the BTC.com Pool Businesses records net operating loss | Maximum
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Number of shares repurchased for acquisition		4,435,344